UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 83.3%
Consumer Discretionary 21.8%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK)	529,688	576,698
Affinia Group, Inc., 9.0%, 11/30/2014	1,164,000	1,149,450
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,713,000	1,719,424
American Achievement Corp., 8.25%, 4/1/2012	110,000	112,063
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	450,000	432,000

Buffets, Inc., 144A, 12.5%, 11/1/2014	445,000	459,463
Burlington Coat Factory Warehouse Corp., 144A, 11.125%, 4/15/2014	680,000	673,200
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	399,000	422,940
Caesars Entertainment, Inc., 8.875%, 9/15/2008	750,000	784,687
Charter Communications Holdings LLC:
8.625%, 4/1/2009	55,000	53,350
9.625%, 11/15/2009	50,000	49,000
10.25%, 9/15/2010	3,541,000	3,678,214
Series B, 10.25%, 9/15/2010	1,055,000	1,093,244
11.0%, 10/1/2015	3,318,000	3,425,835
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	822,000	661,710
CSC Holdings, Inc.:
7.25%, 7/15/2008	590,000	598,112
7.875%, 12/15/2007	1,920,000	1,946,400
Series B, 8.125%, 7/15/2009	210,000	217,613
Series B, 8.125%, 8/15/2009	215,000	222,794
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	210,000	223,388
Dex Media East LLC/Financial, 12.125%, 11/15/2012	5,888,000	6,476,800
Dillard's, Inc., 7.15%, 2/1/2007	1,040,000	1,040,000
EchoStar DBS Corp.:
6.625%, 10/1/2014	973,000	953,540
7.125%, 2/1/2016	785,000	787,944
Foot Locker, Inc., 8.5%, 1/15/2022	220,000	220,000
Ford Motor Co., 7.45%, 7/16/2031	665,000	539,481
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	2,505,000	2,342,175
General Motors Corp.:
7.4%, 9/1/2025	625,000	535,938
8.375%, 7/15/2033 (b)	2,285,000	2,150,756
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	3,915,000	4,321,181
Gregg Appliances, Inc., 9.0%, 2/1/2013	425,000	424,469
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	565,000	580,537
Hertz Corp.:
8.875%, 1/1/2014	1,570,000	1,668,125
10.5%, 1/1/2016	360,000	405,000
Idearc, Inc., 144A, 8.0%, 11/15/2016	3,335,000	3,389,194
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	660,000	686,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014 (b)	2,275,000	2,246,562
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	1,225,000	1,267,875
Lear Corp.:
Series B, 5.75%, 8/1/2014	45,000	38,925
Series B, 8.75%, 12/1/2016	565,000	563,587
Levi Strauss & Co., 10.11% **, 4/1/2012	50,000	51,250
Liberty Media Corp.:
5.7%, 5/15/2013	150,000	140,812
8.25%, 2/1/2030	850,000	840,075
8.5%, 7/15/2029	1,135,000	1,149,157
Majestic Star Casino LLC, 9.5%, 10/15/2010	125,000	130,625
Mediacom Broadband LLC, 8.5%, 10/15/2015	45,000	45,563
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	335,000	350,913
Metaldyne Corp.:
10.0%, 11/1/2013	520,000	520,000
11.0%, 6/15/2012	235,000	220,900
MGM MIRAGE:
6.75%, 9/1/2012	280,000	277,900
8.375%, 2/1/2011	585,000	614,981
9.75%, 6/1/2007	960,000	970,800
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	1,135,000	1,191,750

NCL Corp., 10.625%, 7/15/2014		235,000	239,113
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,775,000	1,562,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		709,000	749,767
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		310,000	340,225
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		4,120,000	4,243,600
PRIMEDIA, Inc., 8.875%, 5/15/2011		731,000	745,620
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		4,029,000	4,159,942
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		795,000	816,862
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		1,570,000	1,562,150
Six Flags, Inc., 9.75%, 4/15/2013		1,190,000	1,149,837
Station Casinos, Inc., 6.5%, 2/1/2014		900,000	819,000
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		675,000	698,625
The Toy Bank, 9.625% **, 7/19/2012		1,000,000	1,033,290
Travelport, Inc., 144A, 9.994% **, 9/1/2014		565,000	577,006
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		2,905,000	2,875,950
TRW Automotive, Inc.:
11.0%, 2/15/2013		2,892,000	3,166,740
11.75%, 2/15/2013	EUR	484,000	703,366
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		1,445,000	1,452,225
9.625%, 3/15/2012		2,685,000	2,819,250
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		452,000	459,345
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		2,910,000	2,924,550
Young Broadcasting, Inc., 8.75%, 1/15/2014		4,242,000	3,860,220

			92,601,483
Consumer Staples 2.8%
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		590,000	559,025
Delhaize America, Inc.:
8.05%, 4/15/2027		185,000	195,965
9.0%, 4/15/2031		3,015,000	3,590,705
GNC Parent Corp., 144A, 12.14% **, 12/1/2011 (PIK)		790,000	805,800
Harry & David Holdings, Inc., 10.369% **, 3/1/2012		670,000	676,700
North Atlantic Trading Co., 9.25%, 3/1/2012		1,430,000	1,254,825
Pilgrim's Pride Corp.:
7.625%, 5/1/2015		555,000	549,450
8.375%, 5/1/2017		335,000	329,975
Sbarro, Inc., 144A, 10.375%, 2/1/2015		390,000	397,800
Viskase Co., Inc., 11.5%, 6/15/2011		3,445,000	3,479,450

			11,839,695
Energy 7.5%
Belden & Blake Corp., 8.75%, 7/15/2012		2,959,000	3,018,180
Chaparral Energy, Inc., 8.5%, 12/1/2015		795,000	785,062
Chesapeake Energy Corp.:
6.25%, 1/15/2018		770,000	724,762
6.875%, 1/15/2016		2,094,000	2,073,060
7.75%, 1/15/2015		325,000	333,125
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016		1,010,000	1,022,625
Delta Petroleum Corp., 7.0%, 4/1/2015		1,825,000	1,660,750
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		1,814,000	1,759,580
8.375%, 5/1/2016		1,465,000	1,549,237
El Paso Production Holding Corp., 7.75%, 6/1/2013		1,215,000	1,257,525
Frontier Oil Corp., 6.625%, 10/1/2011		475,000	469,063
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027		665,000	631,750
Peabody Energy Corp., 7.375%, 11/1/2016		445,000	463,913

Quicksilver Resources, Inc., 7.125%, 4/1/2016	415,000	403,588
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	170,000	166,813
144A, 7.5%, 11/30/2016	535,000	525,637
Southern Natural Gas, 8.875%, 3/15/2010	2,423,000	2,538,434
Stone Energy Corp.:
6.75%, 12/15/2014	1,950,000	1,794,000
144A, 8.11% **, 7/15/2010	1,960,000	1,957,550
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	555,000	617,539
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	1,100,000	1,058,750
Williams Companies, Inc.:
8.125%, 3/15/2012	4,115,000	4,428,769
8.75%, 3/15/2032	1,877,000	2,135,087
Williams Partners LP, 144A, 7.25%, 2/1/2017	565,000	580,537

		31,955,336
Financials 11.3%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	900,000	967,305
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,735,000	1,665,600
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	225,000	248,625
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	335,000	340,444
E*TRADE Financial Corp.:
7.375%, 9/15/2013	600,000	622,500
7.875%, 12/1/2015	460,000	492,200
8.0%, 6/15/2011	1,022,000	1,066,712
Ford Motor Credit Co.:
7.25%, 10/25/2011	4,400,000	4,294,004
7.375%, 10/28/2009	8,420,000	8,473,349
7.875%, 6/15/2010	2,170,000	2,201,862
8.0%, 12/15/2016	305,000	299,470
8.11% **, 1/13/2012	540,000	542,219
GMAC LLC:
6.875%, 9/15/2011	9,270,000	9,407,817
8.0%, 11/1/2031	4,090,000	4,603,741
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	445,000	465,025
iPayment, Inc., 9.75%, 5/15/2014	635,000	654,050
Poster Financial Group, Inc., 8.75%, 12/1/2011	2,040,000	2,121,600
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	2,312,000	2,514,300
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	1,125,000	1,154,531
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	950,000	912,000
UCI Holdco Co., Inc., 144A, 12.365% **, 12/15/2013 (PIK)	675,000	659,813
Universal City Development, 11.75%, 4/1/2010	2,780,000	2,964,175
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	1,135,000	1,127,906

		47,799,248
Health Care 2.5%
Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	2,220,000	2,242,200
HCA, Inc.:
6.5%, 2/15/2016	595,000	501,288
144A, 9.125%, 11/15/2014	895,000	952,056
144A, 9.25%, 11/15/2016	1,975,000	2,098,438
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016 (b)	1,415,000	1,554,731
144A, 11.354% **, 6/15/2014	205,000	225,244
Tenet Healthcare Corp., 9.25%, 2/1/2015 (b)	2,827,000	2,819,932

		10,393,889

Industrials 8.7%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	775,000	804,063
Allied Security Escrow Corp., 11.375%, 7/15/2011	950,000	973,750
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	2,153,000	2,279,489
American Color Graphics, 10.0%, 6/15/2010	1,055,000	801,800
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	665,000	680,794
144A, 8.86% **, 2/1/2015	330,000	336,600
Baldor Electric Co., 8.625%, 2/15/2017	555,000	573,038
Browning-Ferris Industries:
7.4%, 9/15/2035	1,862,000	1,768,900
9.25%, 5/1/2021	963,000	1,020,780
Case New Holland, Inc., 9.25%, 8/1/2011	600,000	636,000
Cenveo Corp., 7.875%, 12/1/2013	1,417,000	1,370,947
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,932,000	1,975,470
Congoleum Corp., 8.625%, 8/1/2008 *	1,188,000	1,146,420
DRS Technologies, Inc.:
6.625%, 2/1/2016	230,000	227,700
7.625%, 2/1/2018	1,345,000	1,368,537
Education Management LLC, 8.75%, 6/1/2014	540,000	567,000
Esco Corp.:
144A, 8.625%, 12/15/2013	1,130,000	1,163,900
144A, 9.235% **, 12/15/2013	505,000	516,363
Iron Mountain, Inc., 8.75%, 7/15/2018	415,000	439,900
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	1,930,000	1,804,550
8.875%, 4/1/2012 (b)	2,135,000	2,183,080
Kansas City Southern:
7.5%, 6/15/2009	400,000	405,500
9.5%, 10/1/2008	3,889,000	4,073,727
Millennium America, Inc., 9.25%, 6/15/2008	901,000	937,040
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	1,020,000	1,073,550
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	335,000	355,100
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	205,000	230,625
RBS Global & Rexnord Corp., 144A, 9.5%, 8/1/2014	675,000	698,625
Riverdeep Bank, 11.064% **, 12/15/2007	1,245,000	1,246,556
Ship Finance International Ltd., 8.5%, 12/15/2013	532,000	535,990
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	1,564,000	1,657,840
Titan International, Inc., 144A, 8.0%, 1/15/2012	1,670,000	1,678,350
TransDigm, Inc., 144A, 7.75%, 7/15/2014	335,000	341,700
Tube City IMS Corp., 9.291% **, 1/2/2014	200,000	200,000
Wesco Aircraft, 7.6%, 9/29/2013	250,000	252,070
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	438,600

		36,764,354
Information Technology 3.9%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	450,000	453,375
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	565,000	562,175
L-3 Communications Corp.:
5.875%, 1/15/2015	2,435,000	2,307,162
Series B, 6.375%, 10/15/2015	885,000	857,344
Lucent Technologies, Inc., 6.45%, 3/15/2029	3,634,000	3,306,940
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	1,605,000	1,528,763
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	2,010,000	2,160,750
UGS Corp., 10.0%, 6/1/2012	1,887,000	2,066,265
Unisys Corp., 7.875%, 4/1/2008	3,275,000	3,275,000

		16,517,774

Materials 11.7%
ARCO Chemical Co., 9.8%, 2/1/2020	5,307,000	6,103,050
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	595,000	435,838
Chemtura Corp., 6.875%, 6/1/2016	1,045,000	1,013,650
Constar International, Inc., 11.0%, 12/1/2012	265,000	251,750
CPG International I, Inc.:
10.5%, 7/1/2013	1,880,000	1,959,900
12.117% **, 7/1/2012	640,000	662,400
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	2,216,000	1,927,920
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014	620,000	539,400
Equistar Chemical Funding, 10.625%, 5/1/2011	1,320,000	1,399,200
Exopack Holding Corp., 11.25%, 2/1/2014	1,855,000	1,984,850
GEO Specialty Chemicals, Inc., 144A, 13.36% **, 12/31/2009	3,005,000	2,479,125
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	395,000	393,025
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	555,000	546,675
Greif, Inc., 8.875%, 8/1/2012	945,000	996,975
Hexcel Corp., 6.75%, 2/1/2015	2,300,000	2,248,250
Huntsman LLC, 11.625%, 10/15/2010	2,810,000	3,062,900
International Coal Group, Inc., 10.25%, 7/15/2014	735,000	723,975
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,530,000	1,243,125
Lyondell Chemical Co., 10.5%, 6/1/2013	365,000	402,869
Massey Energy Co.:
6.625%, 11/15/2010	1,565,000	1,557,175
6.875%, 12/15/2013	820,000	758,500
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	790,000	772,225
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	895,000	917,375
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	2,851,000	2,594,410
Neenah Foundry Co.:
144A, 9.5%, 1/1/2017	785,000	796,775
144A, 13.0%, 9/30/2013	929,254	929,254
NewMarket Corp., 144A, 7.125%, 12/15/2016	1,350,000	1,339,875
OM Group, Inc., 9.25%, 12/15/2011	830,000	862,162
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,952,000	3,162,330
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,733,366	26,000
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	6
Radnor Holdings Corp., 11.0%, 3/15/2010 *	290,000	1,088
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	432,000	459,540
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	2,265,000	2,231,025
The Mosaic Co., 144A, 7.375%, 12/1/2014	1,000,000	1,012,500
TriMas Corp., 9.875%, 6/15/2012	1,518,000	1,521,795
United States Steel Corp., 9.75%, 5/15/2010	1,109,000	1,172,767
Witco Corp., 6.875%, 2/1/2026	485,000	417,100
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	960,000	816,000

		49,722,779
Telecommunication Services 4.8%
American Cellular Corp., Series B, 10.0%, 8/1/2011	850,000	901,000
Centennial Communications Corp., 10.0%, 1/1/2013	1,320,000	1,415,700
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	2,459,000	2,557,360
8.375%, 1/15/2014	1,748,000	1,791,700
Dobson Cellular Systems, 9.875%, 11/1/2012	890,000	968,987
Dobson Communications Corp., 8.875%, 10/1/2013	850,000	877,625
Insight Midwest LP, 9.75%, 10/1/2009	275,000	279,813
Intelsat Corp., 144A, 9.0%, 6/15/2016	390,000	424,612

MasTec, Inc., 144A, 7.625%, 2/1/2017	780,000	783,900
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	840,000	873,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	3,205,000	3,284,660
Qwest Corp., 7.25%, 9/15/2025	1,630,000	1,666,675
Rural Cellular Corp., 9.875%, 2/1/2010	1,000,000	1,060,000
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	1,207,000	1,231,140
Ubiquitel Operating Co., 9.875%, 3/1/2011	651,000	699,905
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,249,000	1,365,137
Windstream Corp., 8.625%, 8/1/2016	50,000	54,563

		20,236,377
Utilities 8.3%
AES Corp., 144A, 8.75%, 5/15/2013	6,378,000	6,800,542
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	4,269,000	4,653,210
CMS Energy Corp., 8.5%, 4/15/2011	3,790,000	4,102,675
Mirant Americas Generation LLC, 8.3%, 5/1/2011	465,000	474,300
Mirant North America LLC, 7.375%, 12/31/2013	405,000	413,100
Mission Energy Holding Co., 13.5%, 7/15/2008	5,280,000	5,788,200
NRG Energy, Inc.:
7.25%, 2/1/2014	1,815,000	1,819,538
7.375%, 2/1/2016	3,685,000	3,689,606
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,465,000	4,855,687
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	1,185,000	1,187,963
Sierra Pacific Resources:
6.75%, 8/15/2017	1,305,000	1,307,493
8.625%, 3/15/2014	249,000	268,486

		35,360,800

Total Corporate Bonds (Cost $347,047,292)		353,191,735
Foreign Bonds - US$ Denominated 11.8%
Consumer Discretionary 2.0%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	560,000	557,900
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	2,010,000	2,140,650
Kabel Deutschland GmbH, 10.625%, 7/1/2014	295,000	329,294
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	565,000	589,719
Shaw Communications, Inc., 8.25%, 4/11/2010	731,000	776,687
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	2,863,000	2,591,015
Unity Media GmbH, 144A, 10.375%, 2/15/2015	395,000	391,050
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	225,000	227,250
144A, 9.125%, 2/1/2017	670,000	676,700
Series A, 11.75%, 11/1/2013	260,000	291,200

		8,571,465
Energy 0.4%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	675,000	705,375
Secunda International Ltd., 13.36% **, 9/1/2012	920,000	959,100

		1,664,475
Financials 1.3%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,900,000	3,335,000
Doral Financial Corp., 6.19% **, 7/20/2007 (b)	895,000	859,206
Eaton Vance Corp., CDO II Ltd., Series C-X, 13.68%, 7/15/2012 *	2,484,585	0
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	660,000	612,150

New ASAT (Finance) Ltd., 9.25%, 2/1/2011		700,000	645,750

			5,452,106
Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010		1,745,000	1,782,081
Industrials 1.4%
Bombardier, Inc., 144A, 8.0%, 11/15/2014		315,000	325,238
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013		1,520,000	1,523,800
9.375%, 5/1/2012		1,360,000	1,451,800
12.5%, 6/15/2012		1,034,000	1,116,720
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014		790,000	803,825
Stena AB, 9.625%, 12/1/2012		545,000	586,556
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *		464,000	69,600

			5,877,539
Information Technology 0.2%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		1,045,000	1,042,387
Materials 2.0%
Cascades, Inc., 7.25%, 2/15/2013		1,671,000	1,675,178
ISPAT Inland ULC, 9.75%, 4/1/2014		2,071,000	2,310,130
Novelis, Inc., 7.25%, 2/15/2015		2,150,000	2,203,750
Rhodia SA:
8.875%, 6/1/2011		706,000	741,300
10.25%, 6/1/2010		725,000	826,500
Tembec Industries, Inc., 8.625%, 6/30/2009		750,000	626,250

			8,383,108
Sovereign Bonds 0.4%
Federative Republic of Brazil, 8.875%, 10/14/2019		690,000	838,350
Republic of Argentina, 5.59% **, 8/3/2012 (PIK)		1,020,000	941,929

			1,780,279
Telecommunication Services 3.7%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		2,105,000	2,041,850
Embratel, Series B, 11.0%, 12/15/2008		244,000	265,960
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		279,000	272,025
Intelsat Bermuda Ltd.:
144A, 8.872% **, 1/15/2015		110,000	111,925
144A, 11.25%, 6/15/2016		1,060,000	1,197,800
Intelsat Ltd., 5.25%, 11/1/2008		1,055,000	1,028,625
Millicom International Cellular SA, 10.0%, 12/1/2013		910,000	997,588
Mobifon Holdings BV, 12.5%, 7/31/2010		2,247,000	2,454,847
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		2,130,000	2,263,125
144A, 10.125%, 7/15/2013		1,000,000	1,095,000
144A, 10.75%, 7/15/2016		820,000	906,100
NTL Cable PLC, 8.75%, 4/15/2014		1,580,000	1,639,250
Stratos Global Corp., 9.875%, 2/15/2013		1,270,000	1,247,775

			15,521,870

Total Foreign Bonds - US$ Denominated (Cost $50,700,902)			50,075,310
Foreign Bonds - Non US$ Denominated 1.6%
Consumer Discretionary 0.6%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	440,000	566,305
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	500,000	692,405

Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	1,095,000	1,405,760

			2,664,470
Financials 0.5%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	565,000	752,041
144A, 10.0%, 12/1/2016	EUR	335,000	462,819
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	490,000	666,582

			1,881,442
Materials 0.2%
Rhodia SA, 144A, 6.507% **, 10/15/2013	EUR	705,000	933,655
Sovereign Bonds 0.3%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	813,647	1,116,141
Telecommunication Services 0.0%
Hellas Telecom V, 144A, 7.257% **, 10/15/2012	EUR	100,000	133,756

Total Foreign Bonds - Non US$ Denominated (Cost $6,329,426)			6,729,464
Loan Participation 0.2%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.68% **, 6/4/2010 (Cost $715,219)		706,250	706,250
		Shares	Value ($)

Warrants 0.0%
	Dayton Superior Corp. 144A, Expiration 6/15/2009*	648	0
	DeCrane Aircraft Holdings, Inc. 144A, Expiration 9/30/2008*	1,230	0

Total Warrants (Cost $11,461)			0
		Units	Value ($)

Other Investments 0.6%
	Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	1,219,000	1,048,340
	IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,935,000	1,451,250

Total Other Investments (Cost $2,467,847)			2,499,590

		Shares	Value ($)

Common Stocks 0.0%
	GEO Specialty Chemicals, Inc.*	18,710	15,903
	GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
	IMPSAT Fiber Networks, Inc.*	12,625	116,529

Total Common Stocks (Cost $877,264)			133,880
Convertible Preferred Stock 0.1%
	Consumer Discretionary
	ION Media Networks, Inc.:
	144A, 9.75%, (PIK)	69	312,280
	Series AI, 144A, 9.75%, (PIK)	8	36,400

Total Convertible Preferred Stocks (Cost $525,275)			348,680
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $19,348,300)		19,348,300	19,348,300

Cash Equivalents 1.6%
Cash Management QP Trust, 5.31% (e) (Cost $6,770,695)	6,770,695	6,770,695
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 434,793,681)	103.8	439,803,904
Other Assets and Liabilities, Net	(3.8)	(16,049,680)

Net Assets	100.0	423,754,224

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,096,482	1,146,420
Eaton Vance Corp. CDO II Ltd.	13.68%	7/15/2012	2,484,585	USD	2,037,287	0
Grupo Iusacell SA de CV	10.0%	7/15/2004	279,000	USD	193,815	272,025
Oxford Automotive, Inc.	12.0%	10/15/2010	1,733,366	USD	150,622	26,000
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	200,409	1,088
Supercanal Holding SA	11.5%	5/15/2005	464,000	USD	281,627	69,600
					$3,960,242	$1,515,133

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $18,860,880 which is 4.5% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of January 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US $)
EUR	900,000	USD	1,203,183	2/12/2007	29,554
EUR	2,734,150	USD	3,629,404	2/12/2007	63,982
EUR	705,000	USD	930,124	2/12/2007	10,781
Total unrealized appreciation					104,317

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US$)
EUR	550,000	USD	701,973	2/5/2007	(15,025)
EUR	345,000	USD	440,703	2/9/2007	(9,129)
EUR	114,000	USD	146,644	2/12/2007	(2,016)
EUR	120,000	USD	155,625	2/12/2007	(859)
EUR	289,366	USD	376,222	5/11/2007	(2,531)
Total unrealized depreciation					(29,560)
Currency Abbreviations
EUR	Euro
USD	United States Dollars

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007